SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 17

SEGMENT INFORMATION

In 2017, Baxter announced a change in its commercial structure to improve performance, optimize costs, increase speed in the decision-making process and drive improved accountability across the company. As a result, the company now reports its financial performance based on its new segments: Americas (North and South America), EMEA (Europe, Middle East and Africa) and APAC (Asia-Pacific).  The company has recast its segment results as a result of the new change in accounting for pension and OPEB costs as disclosed in Note 1.

The company’s segments provide a broad portfolio of essential healthcare products across its portfolio, including acute and chronic dialysis therapies; sterile IV solutions; infusion systems and devices; parenteral nutrition therapies; inhaled anesthetics; generic injectable pharmaceuticals; and surgical hemostat and sealant products.

The company uses operating income on a segment basis to make resource allocation decisions and assess the ongoing performance of the company’s business segments. Intersegment sales are eliminated in consolidation.

Certain items are maintained at Corporate and are not allocated to a segment. They primarily include most of the company’s debt and cash and equivalents and related net interest expense, foreign exchange rate fluctuations (principally relating to intercompany receivables, payables and loans denominated in a foreign currency) and the majority of the foreign currency hedging activities, corporate headquarters costs, certain research and development costs, certain Global Business Unit (GBU) support costs, stock compensation expense, nonstrategic investments and related income and expense, certain employee benefit plan costs as well as certain gains, losses, and other charges (such as business optimization, integration and separation-related costs, and asset impairments).  The company’s chief operating decision maker does not receive any asset information by operating segment and, accordingly, the company does not report asset information by operating segment.

Financial information for the company’s segments is as follows:

for the years ended December 31 (in millions)	2017	2016	2015
Net sales
Americas	$5,720	$5,437	$5,222
EMEA	2,731	2,697	2,774
APAC	2,110	2,029	1,972
Total net sales	$10,561	$10,163	$9,968
Operating income
Americas	$2,234	$2,078	$1,830
EMEA	564	476	342
APAC	512	464	405
Total segment operating income	$3,310	$3,018	$2,577
Depreciation Expense
Americas	$224	$217	$210
EMEA	166	178	179
APAC	85	86	78
Corporate and other	132	151	130
Total depreciation expense	$607	$632	$597
Capital expenditures
Americas	$267	$332	$408
EMEA	161	140	212
APAC	96	103	149
Corporate and other	101	116	137
Total capital expenditures	$625	$691	$906

The following table is a reconciliation of segment operating income to income from continuing operations before income taxes per the consolidated statements of income.

for the years ended December 31 (in millions)	2017	2016	2015
Total segment operating income	$3,310	$3,018	$2,577
Corporate and other	(2,019)	(2,273)	(2,004)
Total operating income	1,291	745	573
Net interest expense	55	66	126
Other (income) expense, net	19	(4,275)	19
Income from continuing operations before income taxes	$1,217	$4,954	$428

Net Sales by GBU

The following table represents net sales by GBU.

years ended December 31	2017	2016	2015
Renal Care[1]	3,480	3,421	3,401
Acute Therapies[2]	456	429	385
Medication Delivery[3]	2,698	2,596	2,375
Pharmaceuticals⁴	1,883	1,722	1,801
Nutrition⁵	882	858	857
Advanced Surgery⁶	707	690	693
Other⁷	455	447	456
Total Baxter	$10,561	$10,163	$9,968

[1]	Renal Care includes sales of the company’s peritoneal dialysis (PD) and hemodialysis (HD) and additional dialysis therapies and services.
[2]	Acute Therapies includes sales of the company’s continuous renal replacement therapies (CRRT) and other organ support therapies focused in the ICU.
[3]	Medication Delivery includes sales of the company’s IV therapies, infusion pumps, administration sets and drug reconstitution devices.
[4]	Pharmaceuticals includes sales of the company’s premixed and oncology drug platforms, inhaled anesthesia and critical care products and pharmacy compounding services.
[5]	Nutrition includes sales of the company’s parenteral nutrition (PN) therapies.
⁶	Advanced Surgery includes sales of the company’s biological products and medical devices used in surgical procedures for hemostasis, tissue sealing and adhesion prevention.
⁷	Other includes sales primarily from the company’s pharmaceutical partnering business.

Geographic information

for the years ended December 31 (in millions)	2017	2016	2015
Net sales
United States	$4,510	$4,259	$4,001
Latin America and Canada	1,210	1,178	1,221
Total Americas	$5,720	$5,437	$5,222
Europe	2,731	2,697	2,774
Asia-Pacific	2,110	2,029	1,972
Total net sales	$10,561	$10,163	$9,968

as of December 31 (in millions)	2017	2016
PP&E, net
United States	$1,772	$1,751
Europe	1,268	1,166
Asia-Pacific	903	752
Latin America and Canada	645	620
Consolidated PP&E, net	$4,588	$4,289